Parent company accounts - Statement of changes in equity - GBP (£) £ in Millions	Total	Called up share capital and share premium		Other equity instruments		Other reserves		Retained earnings	Barclays Bank PLC		Barclays Bank PLC Called up share capital and share premium		Barclays Bank PLC Other equity instruments		Barclays Bank PLC Other reserves		Barclays Bank PLC Retained earnings
Beginning balance, equity at Dec. 31, 2022	£ 58,953	£ 2,348		£ 10,691		£ (1,464)		£ 47,378	£ 52,467		£ 2,348		£ 15,398	[1]	£ (4,552)		£ 39,273
Changes in equity [abstract]
Profit after tax	3,561			808				2,753	2,866				1,247	[1]			1,619
Currency translation movements	(1,209)					(1,209)			(572)	[2]					(572)
Fair value through other comprehensive income reserve	135					135			132						132
Cash flow hedges	2,662					2,662			2,483						2,483
Retirement benefit remeasurement	(846)							(846)	(839)								(839)
Own credit reserve	(710)					(710)			(703)						(703)
Total comprehensive income for the year	3,593			808		878		1,907	3,367				1,247	[1]	1,340		780
Issue and redemption of other equity instruments	62			74				(12)	62				74	[1]			(12)
Other equity instruments coupons paid	(808)			(808)					(1,247)				(1,247)	[1]
Employee settled Barclays PLC share schemes	409							409	406								406
Vesting of Barclays PLC shares under share-based payment schemes	(442)							(442)	(442)								(442)
Dividends on ordinary shares	(1,348)							(1,348)	(1,348)								(1,348)
Dividends on preference shares and other shareholders equity	(40)							(40)	(40)								(40)
Other reserve movements	1					3		(2)	3
Ending balance, equity at Dec. 31, 2023	60,504	2,348	[3]	10,765	[3]	(363)	[4]	47,754	53,228		2,348	[5]	15,472	[1],[5],[6]	(3,209)	[7]	38,617
Changes in equity [abstract]
Profit after tax	3,748			792	[3]			2,956	4,965				1,225	[5],[6]			3,740
Currency translation movements	(93)					(93)	[4]		148	[2]					148	[7]
Fair value through other comprehensive income reserve	(474)					(474)	[4]		(463)						(463)	[7]
Cash flow hedges	447					447	[4]		376						376	[7]
Retirement benefit remeasurement	(298)							(298)	(295)								(295)
Own credit reserve	(822)					(822)	[4]		(781)						(781)	[7]
Total comprehensive income for the year	2,508			792	[3]	(942)	[4]	2,658	3,950				1,225	[5],[6]	(720)	[7]	3,445
Issue and redemption of other equity instruments	(1,253)			(1,161)	[3]			(92)	(1,253)				(1,161)	[5],[6]			(92)
Other equity instruments coupons paid	(792)			(792)	[3]				(1,225)				(1,225)	[5],[6]
Employee settled Barclays PLC share schemes	531							531	475								475
Vesting of Barclays PLC shares under share-based payment schemes	(448)							(448)	(448)								(448)
Dividends on ordinary shares	(1,782)							(1,782)	(1,782)								(1,782)
Dividends on preference shares and other shareholders equity	(41)							(41)	(41)								(41)
Other reserve movements	(7)					3	[4]	(10)	(4)						1	[7]	(5)
Ending balance, equity at Dec. 31, 2024	59,220	2,348	[3]	9,604	[3]	(1,302)	[4]	48,570	52,900		2,348	[5]	14,311	[5],[6]	(3,928)	[7]	40,169
Changes in equity [abstract]
Profit after tax	4,658			783	[3]			3,875	4,490				1,169	[5],[6]			3,321
Currency translation movements	(1,156)					(1,156)	[4]		(794)	[2]					(794)	[7]
Fair value through other comprehensive income reserve	667					667	[4]		657						657	[7]
Cash flow hedges	1,541					1,541	[4]		1,509						1,509	[7]
Retirement benefit remeasurement	(16)							(16)	(21)								(21)
Own credit reserve	63					63	[4]		70						70	[7]
Total comprehensive income for the year	5,757			783	[3]	1,115	[4]	3,859	5,911				1,169	[5],[6]	1,442	[7]	3,300
Issue and redemption of other equity instruments	837			842	[3]			(5)	837				842	[5],[6]			(5)
Other equity instruments coupons paid	(783)			(783)	[3]				(1,169)				(1,169)	[5],[6]
Redemption of preference shares	(270)	(2)	[3]			2	[4]	(270)	(270)		(2)	[5]			2	[7]	(270)
Employee settled Barclays PLC share schemes	667							667	561								561
Vesting of Barclays PLC shares under share-based payment schemes	(530)							(530)	(530)								(530)
Dividends on ordinary shares	(2,570)							(2,570)	(2,570)								(2,570)
Dividends on preference shares and other shareholders equity	(32)							(32)	(32)								(32)
Other reserve movements	17					6	[4]	11	2						5	[7]	(3)
Ending balance, equity at Dec. 31, 2025	£ 62,313	£ 2,346	[3]	£ 10,446	[3]	£ (179)	[4]	£ 49,700	£ 55,640		£ 2,346	[5]	£ 15,153	[5],[6]	£ (2,479)	[7]	£ 40,620

[1]	Other equity instruments includes AT1 securities issued by Barclays Bank PLC and borrowings of $6bn from a wholly-owned, indirect subsidiary of
Barclays Bank PLC. The borrowings have been recorded as equity since, under their terms, interest payments are non cumulative and discretionary whilst repayment of principal is perpetually deferrable by Barclays Bank PLC. Should Barclays Bank PLC make a discretionary dividend payment on its ordinary shares in the six months preceding the date of an interest payment, it will be obliged to make that interest payment. In 2023, interest paid on these borrowings was £439m.

[2]	There was no CTR recycling events during 2025, 2024 & 2023.
[3]	For further details refer to Note 26.
[4]	For further details refer to Note 27.
[5]	For further details refer to Note 26.
[6]	Other equity instruments includes AT1 securities issued by Barclays Bank PLC and borrowings of $6bn (2024: $6bn) from a wholly-owned, indirect subsidiary of Barclays Bank PLC. The borrowings have been recorded as equity since, under their terms, interest payments are non cumulative and discretionary whilst repayment of principal is perpetually deferrable by Barclays Bank PLC. Should Barclays Bank PLC make a discretionary dividend payment on its ordinary shares in the six months preceding the date of an interest payment, it will be obliged to make that interest payment. In 2025, interest paid on these borrowings was £386m (2024: £433m).

[7]	For further details refer to Note 27.